Insurance Subsidiary Investments	6 Months Ended
Jun. 30, 2011
Insurance Subsidiary Investments
Insurance Subsidiary Investments

NOTE 9—INSURANCE SUBSIDIARY INVESTMENTS

The Company maintains investments, consisting principally of cash and cash equivalents, debt securities, equities and commercial paper for the payment of claims and expenses related to professional liability and workers compensation risks. These investments have been categorized as available-for-sale and are reported at fair value.

The amortized cost and estimated fair value of the Company's insurance subsidiary investments follows (in thousands):

	June 30, 2011				December 31, 2010
	Amortized cost	Unrealized gains	Unrealized losses	Fair value	Amortized cost	Unrealized gains	Unrealized losses	Fair value
Cash and cash equivalents (a)	$108,708	$—	$—	$108,708	$104,664	$—	$—	$104,664
Debt securities:
Corporate bonds	24,191	284	(12)	24,463	32,174	542	(40)	32,676
Debt securities issued by U.S. government agencies	18,134	109	(3)	18,240	17,906	113	(27)	17,992
U.S. Treasury notes	1,851	12	—	1,863	2,482	11	—	2,493
Debt securities issued by foreign governments	1,010	13	—	1,023	2,081	15	—	2,096
Commercial mortgage-backed securities	230	13	—	243	307	19	—	326

	45,416	431	(15)	45,832	54,950	700	(67)	55,583
Equities by industry:
Healthcare	1,572	40	(142)	1,470	1,572	20	(235)	1,357
Financial services	1,284	140	(127)	1,297	1,284	209	(66)	1,427
Oil and gas	921	232	(1)	1,152	921	142	(37)	1,026
Other	7,594	1,269	(277)	8,586	7,594	876	(269)	8,201

	11,371	1,681	(547)	12,505	11,371	1,247	(607)	12,011
Commercial paper	5,105	2	—	5,107	5,705	2	(2)	5,705

	$170,600	$2,114	$(562)	$172,152	$176,690	$1,949	$(676)	$177,963

(a)	Includes $1.1 million and $2.6 million of money market funds at June 30, 2011 and December 31, 2010, respectively.

The Company's investment policy governing insurance subsidiary investments precludes the investment portfolio managers from selling any security at a loss without prior authorization from the Company. The investment managers also limit the exposure to any one issue, issuer or type of investment. The Company intends, and has the ability, to hold insurance subsidiary investments for a long duration without the necessity of selling securities to fund the underwriting needs of its insurance subsidiary. This ability to hold securities allows sufficient time for recovery of temporary declines in the market value of equity securities and the par value of debt securities as of their stated maturity date.

The Company considered the severity and duration of its unrealized losses at June 30, 2011 for various investments held in its insurance subsidiary investment portfolio and determined that these unrealized losses were temporary and did not record any impairment losses related to these investments. The Company recognized a $0.7 million pretax other-than-temporary impairment in the second quarter of 2010 for various investments held in its insurance subsidiary investment portfolio.

As a result of improved professional liability underwriting results of the Company's limited purpose insurance subsidiary, the Company received distributions of $3 million and $22 million during the six months ended June 30, 2011 and 2010, respectively, from its limited purpose insurance subsidiary in accordance with applicable regulations. These distributions had no impact on earnings and the proceeds were used primarily to repay borrowings under the Company's former revolving credit facility.